Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on “compensation actually paid,” or CAP, to our principal executive officers, or PEOs, and, the average CAP, to our other Named Executive Officers, or non-PEO
NEOs, during the previous three fiscal years, alongside Company total shareholder return, or TSR, peer group TSR, net income, and the Company-selected financial performance measure of Adjusted EBITDA.

	Summary Compensation Table Total for PEO(1)		CAP to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Adjusted EBITDA ($ millions)(6)
Year	Lee	Colella	Lee	Colella			TSR	Peer Group TSR(5)
2022	$8,148,398	N/A	$3,494,929	N/A	$2,063,860	$759,709	$78.58	$125.15	$333	$854
2021	$7,638,355	N/A	$11,383,747	N/A	$2,320,658	$3,336,104	$160.26	$160.00	$551	$868
2020	$6,127,026	$423,777	$8,922,167	$838,753	$2,284,429	$3,494,613	$137.71	$123.86	$350	$601

(1)
These amounts reflect the total compensation of Dr. Lee for the previous three years and the total compensation of Mr. Colella for 2020, each as calculated in accordance with the requirements of Item 402(c) of Regulation
S-K,
or Item 402(c). Dr. Lee succeeded Mr. Colella as our Chief Executive Officer on January 1, 2020.

(2)
These amounts reflect CAP for Dr. Lee for the previous three years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation,
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for each of our PEOs.

	2022	2021	2020
Adjustment	Lee	Lee	Lee	Colella
Total Compensation from Summary Compensation Table	$8,148,398	$7,638,355	$6,127,026	$423,777
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(6,000,000)	$(4,520,000)	$(3,250,000)	$(200,000)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$5,503,956	$7,086,150	$5,333,199	$299,195
Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$(3,482,934)	$698,646	$651,261	-
Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$(674,491)	$480,596	$60,681	$315,781
Compensation Actually Paid	$3,494,929	$11,383,747	$8,922,167	$838,753

(3)
Reflects the average total compensation of Mr. Bagshaw, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2022, the average total compensation of Mr. Bagshaw, Ms. Burke, Dr. Gitin, and Mr. Schreiner for 2021, and the average total compensation of Mr. Bagshaw, Ms. Burke, and Mr. Schreiner for 2020, each as calculated in accordance with the requirements of Item 402(c).

(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous three years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs.

Adjustment	2022	2021	2020
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Average Total Compensation from Summary Compensation Table	$2,063,860	$2,320,658	$2,284,429
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,150,000)	$(1,030,000)	$(1,025,000)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$1,025,706	$1,577,301	$1,672,797
Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$(805,502)	$305,120	$526,229
Change in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$(374,355)	$163,025	$36,158
Average Compensation Actually Paid	$759,709	$3,336,104	$3,494,613

(5)	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(6)
We selected this measure as the most important in linking 2022 NEO CAP to Company performance because long-term equity incentive compensation comprises the largest percentage of total NEO compensation and Adjusted EBITDA is the financial measure we use to determine achievement under our long-term performance-based equity compensation awards. Adjusted EBITDA is defined as the Company’s GAAP operating income, excluding any charges or income not related to the operating performance of the Company, plus depreciation and stock compensation expense. For 2022, Adjusted EBITDA excludes the results of Atotech, which we acquired in August 2022. For 2021, Adjusted EBITDA excludes the results of Photon Control, which we acquired in July 2021. For further information regarding Adjusted EBITDA and its function in our executive compensation program, please see “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation — Long-Term Equity Incentive Compensation” above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Reflects the average total compensation of Mr. Bagshaw, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2022, the average total compensation of Mr. Bagshaw, Ms. Burke, Dr. Gitin, and Mr. Schreiner for 2021, and the average total compensation of Mr. Bagshaw, Ms. Burke, and Mr. Schreiner for 2020, each as calculated in accordance with the requirements of Item 402(c).
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
These amounts reflect CAP for Dr. Lee for the previous three years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation,
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for each of our PEOs.

	2022	2021	2020
Adjustment	Lee	Lee	Lee	Colella
Total Compensation from Summary Compensation Table	$8,148,398	$7,638,355	$6,127,026	$423,777
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(6,000,000)	$(4,520,000)	$(3,250,000)	$(200,000)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$5,503,956	$7,086,150	$5,333,199	$299,195
Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$(3,482,934)	$698,646	$651,261	-
Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$(674,491)	$480,596	$60,681	$315,781
Compensation Actually Paid	$3,494,929	$11,383,747	$8,922,167	$838,753

Non-PEO NEO Average Total Compensation Amount	$ 2,063,860	$ 2,320,658	$ 2,284,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 759,709	3,336,104	3,494,613
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous three years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs.

Adjustment	2022	2021	2020
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Average Total Compensation from Summary Compensation Table	$2,063,860	$2,320,658	$2,284,429
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,150,000)	$(1,030,000)	$(1,025,000)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$1,025,706	$1,577,301	$1,672,797
Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$(805,502)	$305,120	$526,229
Change in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$(374,355)	$163,025	$36,158
Average Compensation Actually Paid	$759,709	$3,336,104	$3,494,613

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
We disclose below the most important measures we use to link 2022 NEO CAP to Company performance. Named Executive Officers’ performance-based equity compensation is determined based on achievement of Adjusted EBITDA at different revenue levels. Named Executive Officers’ variable cash compensation is determined based on achievement of non-GAAP
operating income and, if
non-GAAP
operating income falls below a certain threshold, achievement of annualized cost savings. For further information regarding these measures and their function in our executive compensation program, please see “Executive Compensation — Compensation Discussion and Analysis” above.

2022 Most Important Measures

Adjusted EBITDA
Non-GAAP Operating Income
Annualized Cost Savings
Revenue

Total Shareholder Return Amount	$ 78.58	160.26	137.71
Peer Group Total Shareholder Return Amount	125.15	160	123.86
Net Income (Loss)	$ 333,000,000	$ 551,000,000	$ 350,000,000
Company Selected Measure Amount	854	868	601
PEO Name	Dr. Lee		Mr. Colella
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
We selected this measure as the most important in linking 2022 NEO CAP to Company performance because long-term equity incentive compensation comprises the largest percentage of total NEO compensation and Adjusted EBITDA is the financial measure we use to determine achievement under our long-term performance-based equity compensation awards. Adjusted EBITDA is defined as the Company’s GAAP operating income, excluding any charges or income not related to the operating performance of the Company, plus depreciation and stock compensation expense. For 2022, Adjusted EBITDA excludes the results of Atotech, which we acquired in August 2022. For 2021, Adjusted EBITDA excludes the results of Photon Control, which we acquired in July 2021. For further information regarding Adjusted EBITDA and its function in our executive compensation program, please see “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation — Long-Term Equity Incentive Compensation” above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Cost Savings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,148,398	$ 7,638,355	$ 6,127,026
PEO Actually Paid Compensation Amount	3,494,929	11,383,747	8,922,167
Colella [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			423,777
PEO Actually Paid Compensation Amount			838,753
PEO [Member] | Lee [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,000,000)	(4,520,000)	(3,250,000)
PEO [Member] | Lee [Member] | Fair Value of Covered Year Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,503,956	7,086,150	5,333,199
PEO [Member] | Lee [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,482,934)	698,646	651,261
PEO [Member] | Lee [Member] | Change in Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(674,491)	480,596	60,681
PEO [Member] | Colella [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(200,000)
PEO [Member] | Colella [Member] | Fair Value of Covered Year Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			299,195
PEO [Member] | Colella [Member] | Change in Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			315,781
Non-PEO NEO [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,150,000)	(1,030,000)	(1,025,000)
Non-PEO NEO [Member] | Fair Value of Covered Year Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,025,706	1,577,301	1,672,797
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(805,502)	305,120	526,229
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (374,355)	$ 163,025	$ 36,158